Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net loss	$ (92,045)	$ (79,995)	$ (322,548)	$ (479,195)
Stock based compensation
Changes in operating assets and liabilities:
Accounts receivable	(4)	(3)	(7)
Accounts payable and accrued expenses	49,515	27,409	173,587
Accrued Salaries - Related Parties	34,248	47,250	121,667
Deferred revenue	(38)		113
Accrued Interest		(2)	(8)
Net cash (used) by operating activities	(8,324)	(5,341)	(27,196)
FINANCING ACTIVITIES
Advances on lines of credit	439	1,702	3,031
Proceeds on note payable
Payments on note payable	(240)	(222)	(989)
Advances - member/shareholder loan	9,399	2,580	23,792
Net cash provided by financing activities	9,568	4,060	25,834
NET INCREASE (DECREASE) IN CASH	1,244	(1,281)	(1,362)
CASH
Beginning of year	151	1,513	1,513
End of year	1,395	232	151	1,513
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid	119	137	451
Restatement Adjustment [Member]
OPERATING ACTIVITIES
Net loss				(479,195)
Stock based compensation				213,900
Changes in operating assets and liabilities:
Accounts receivable				(10)
Accounts payable and accrued expenses				101,249
Accrued Salaries - Related Parties				114,000
Deferred revenue
Accrued Interest				48
Net cash (used) by operating activities				(50,008)
FINANCING ACTIVITIES
Advances on lines of credit				36,099
Proceeds on note payable
Payments on note payable				(895)
Advances - member/shareholder loan				16,110
Net cash provided by financing activities				51,314
NET INCREASE (DECREASE) IN CASH				1,306
CASH
Beginning of year				207
End of year				1,513
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid				$ 597